Commitments and Contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
12	Commitments and contingencies

Office lease

The Company currently rents its offices pursuant to a one-year lease that commenced on November 1, 2013 at a rate of $2,185 (CA$2,325) per month. During the six month period ended June 30, 2014, the Company recorded $12,867 as rent expense (June 30, 2013 - $13,659). During the year ended December 31, 2013, the Company recorded $22,323 as rent expense (2012 - $12,699; 2011 - $480).